Schedule of Future Capital Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 73
2013	82
2014	64
2015	51
2016	48
Thereafter
Total future minimum lease payments	$ 318